Schedule of Ordinary Share Issued and Fully Paid (Details) - AUD ($)		12 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Issued Capital
Ordinary share - issued and fully paid shares, beginning of the period		210,889,961	180,202,285	1,680,946,647
Ordinary share - issued and fully paid value, beginning of the period		$ 142,986,671	$ 125,713,259	$ 114,922,698
Ordinary share - issued and fully paid shares, beginning of the period		4,166,669	27,228,501	109,090,910
Ordinary share - issued and fully paid value, beginning of the period		$ 1,000,005	$ 19,059,988	$ 12,000,000
Ordinary share - issued and fully paid shares, beginning of the period		251	100,185
Ordinary share - issued and fully paid value, beginning of the period		$ 176	$ 40,130
Ordinary share - issued and fully paid shares, beginning of the period			3,358,990
Shares issued on conversion of conversion of cashless options, value
Performance rights exercised, shares				12,000,000
Performance rights exercised, value				$ 312,000
Consolidation of shares adjustment, shares	[1]			(1,621,835,272)
Consolidation of shares adjustment, value	[1]
Ordinary share - issued and fully paid value, beginning of the period			(636,670)	(732,000)
Ordinary share - issued and fully paid value, beginning of the period		$ (14,282)	$ (1,190,036)	$ (789,439)
Ordinary share - issued and fully paid shares, beginning of the period		215,056,881	210,889,961	180,202,285
Ordinary share - issued and fully paid value, beginning of the period		$ 143,972,570	$ 142,986,671	$ 125,713,259

[1]	On the 29 November 2021 the company completed a share consolidation on a 10:1 basis